STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2016
Equity [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table presents a summary of the assumptions used to estimate fair values of the stock options granted during Fiscal 2016, Fiscal 2015 and Fiscal 2014:

	Fiscal Year 2016	Fiscal Year 2015	Fiscal Year 2014

Exercise prices	$0.23 - $0.42	$0.27 - $0.46	$0.07
Options Granted (shares)	360,000	2,590,000	3,000,000
Risk-free interest rate	2.1% - 2.2%	2.2% - 2.8%	2.5%
Expected volatility	119% - 120%	120% - 121%	130%
Expected dividend yield	0.0%	0.0%	0.0%
Forfeiture rate	2.7%	0.0%	0.0%
Expected term (in years)	10	10	10
Fair value of options granted	$129,913	$769,421	$202,497
Non-cash compensation through issuance of stock options	$333,363	$260,045	$82,947